Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from Operating Activities:
Net income:	$ 34,052	$ 3,613	$ 3,613
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	31,797	30,680	30,330
Amortization and write-off of deferred financing fees	2,527	10,696	3,261
Deferred revenue amortization	400	(377)	(45)
Amortization of deferred charges	217	181	68
Loss on derivative financial instruments	3,148	0	0
Amortization of fair value of acquired time charter	0	0	5,267
Changes in operating assets and liabilities:
Trade accounts receivable	(241)	(95)	107
Prepayments and other assets	156	(413)	389
Inventories	(90)	502	(421)
Due from/to related parties	(496)	2,982	31
Trade accounts payable	(1,033)	(101)	1,149
Accrued liabilities	6	(2,565)	155
Deferred charges	(90)	(1,000)	(1,472)
Deferred revenue	0	0	1,445
Unearned revenue	(1,750)	(926)	(883)
Net cash provided by Operating Activities	68,603	43,177	42,994
Cash flows from Investing Activities:
Other additions to vessels' equipment	0	0	(409)
Net cash used in Investing Activities	0	0	(409)
Cash flows from Financing Activities:
Net proceeds from issuance of common units	297	0	0
Net proceeds from issuance of preferred units	0	0	53,138
Payment of securities registration and other filing costs	(90)	(139)	(48)
Distributions declared and paid	(11,563)	(16,391)	(48,422)
Proceeds from long-term debt	0	675,000	0
Repayment of long-term debt	(48,000)	(734,800)	(4,800)
Payment of derivative instruments	(474)	0	0
Payment of deferred finance fees	0	(10,558)	0
Net cash used in Financing Activities	(59,830)	(86,888)	(132)
Net increase/ (decrease) in cash and cash equivalents and restricted cash	8,773	(43,711)	42,453
Cash and cash equivalents and restricted cash at beginning of the year	66,206	109,917	67,464
Cash and cash equivalents and restricted cash at end of the year	74,979	66,206	109,917
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	24,979	16,206	109,917
Restricted cash	50,000	50,000	0
Cash and cash equivalents and restricted cash at end of the year	74,979	66,206	109,917
Cash paid during the year for:
Interest	$ 24,440	$ 48,879	$ 47,033